Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value
Aerospace and defense (0.8%)
V2X, Inc.(NON)	16,316	$800,300

		800,300
Automobile components (1.9%)
Dorman Products, Inc.(NON)	6,300	759,402
Holley, Inc.(NON)	146,212	375,765
Standard Motor Products, Inc.	30,700	765,351

		1,900,518
Banks (21.8%)
Amalgamated Financial Corp.	13,600	391,000
Atlantic Union Bankshares Corp.	26,396	821,971
Axos Financial, Inc.(NON)	21,700	1,400,084
Bancorp, Inc. (The)(NON)	24,940	1,317,830
Business First Bancshares, Inc.	58,200	1,417,170
Coastal Financial Corp./WA(NON)	12,370	1,118,372
Columbia Banking System, Inc.	26,800	668,392
ConnectOne Bancorp, Inc.	55,909	1,359,148
Financial Institutions, Inc.	18,551	463,033
Five Star Bancorp	41,535	1,154,673
Flushing Financial Corp.	40,607	515,709
Metropolitan Bank Holding Corp.(NON)	23,220	1,300,088
MidWestOne Financial Group, Inc.	31,495	932,567
NBT Bancorp, Inc.	20,400	875,160
Northrim BanCorp, Inc.	13,100	959,182
OFG Bancorp (Puerto Rico)	27,600	1,104,552
Origin Bancorp, Inc.	27,800	963,826
Popular, Inc. (Puerto Rico)	12,200	1,126,914
QCR Holdings, Inc.	15,678	1,118,155
Southern Missouri Bancorp, Inc.	16,200	842,724
SouthState Corp.	11,900	1,104,558
UMB Financial Corp.	11,400	1,152,540

		22,107,648
Biotechnology (3.2%)
Janux Therapeutics, Inc.(NON)	13,246	357,642
MiMedx Group, Inc.(NON)	128,400	975,840
Ultragenyx Pharmaceutical, Inc.(NON)	15,500	561,255
Veracyte, Inc.(NON)	44,013	1,304,985

		3,199,722
Building products (2.2%)
AZZ, Inc.	14,700	1,229,067
Griffon Corp.	14,400	1,029,600

		2,258,667
Commercial services and supplies (1.2%)
Pitney Bowes, Inc.	134,300	1,215,415

		1,215,415
Communications equipment (3.5%)
Aviat Networks, Inc.(NON)	56,078	1,075,015
Extreme Networks, Inc.(NON)	91,200	1,206,576
Ribbon Communications, Inc.(NON)	333,400	1,306,928

		3,588,519
Construction and engineering (0.7%)
Tutor Perini Corp.(NON)	30,300	702,354

		702,354
Construction materials (1.0%)
Titan America SA (Belgium)(NON)(S)	72,508	980,308

		980,308
Consumer finance (1.0%)
Encore Capital Group, Inc.(NON)	31,200	1,069,536

		1,069,536
Consumer staples distribution and retail (0.9%)
Chefs' Warehouse, Inc. (The)(NON)	16,600	904,036

		904,036
Containers and packaging (1.0%)
Silgan Holdings, Inc.	20,000	1,022,400

		1,022,400
Diversified consumer services (1.3%)
Perdoceo Education Corp.	51,200	1,289,216

		1,289,216
Diversified REITs (2.0%)
Alpine Income Property Trust, Inc.(R)	63,169	1,056,186
Broadstone Net Lease, Inc.(R)	56,600	964,464

		2,020,650
Electric utilities (1.9%)
NRG Energy, Inc.	12,242	1,168,621
Portland General Electric Co.	16,400	731,440

		1,900,061
Electrical equipment (0.8%)
Nextracker, Inc. Class A(NON)	19,800	834,372

		834,372
Electronic equipment, instruments, and components (2.3%)
TTM Technologies, Inc.(NON)	62,409	1,280,009
Vishay Intertechnology, Inc.	64,900	1,031,910

		2,311,919
Energy equipment and services (1.1%)
NPK International, Inc.(NON)	189,137	1,098,886

		1,098,886
Financial services (1.8%)
Walker & Dunlop, Inc.	14,180	1,210,405
Dynex Capital, Inc.(R)	44,100	574,182

		1,784,587
Ground transportation (1.8%)
Covenant Logistics Group, Inc.	39,600	879,120
Proficient Auto Logistics, Inc.(NON)	113,490	949,911

		1,829,031
Health care equipment and supplies (0.9%)
Integer Holdings Corp.(NON)	8,000	944,080

		944,080
Health care providers and services (4.1%)
Concentra Group Holdings Parent, Inc.	46,200	1,002,540
DocGo, Inc.(NON)(S)	298,000	786,720
Option Care Health, Inc.(NON)	32,700	1,142,865
Quipt Home Medical Corp.(NON)	203,900	475,087
RadNet, Inc.(NON)	15,020	746,794

		4,154,006
Health care REITs (0.8%)
Healthcare Realty Trust, Inc.(R)	46,400	784,160

		784,160
Hotels, restaurants, and leisure (0.6%)
Aramark(S)	19,300	666,236

		666,236
Household durables (4.4%)
Beazer Homes USA, Inc.(NON)	48,900	997,071
Cavco Industries, Inc.(NON)	2,200	1,143,186
Helen of Troy, Ltd.(NON)	19,200	1,027,008
Taylor Morrison Home Corp.(NON)	21,200	1,272,848

		4,440,113
Insurance (4.2%)
Abacus Life, Inc.(NON)	152,900	1,145,221
Horace Mann Educators Corp.	25,900	1,106,707
Kemper Corp.	15,900	1,062,915
Skyward Specialty Insurance Group, Inc.(NON)	17,205	910,489

		4,225,332
Interactive media and services (1.0%)
Cargurus, Inc.(NON)	34,700	1,010,811

		1,010,811
Leisure products (1.3%)
MasterCraft Boat Holdings, Inc.(NON)	77,859	1,340,732

		1,340,732
Life sciences tools and services (0.2%)
Codexis, Inc.(NON)	77,500	208,475

		208,475
Machinery (2.0%)
Douglas Dynamics, Inc.	43,000	998,890
Gates Industrial Corp. PLC(NON)	56,918	1,047,860

		2,046,750
Metals and mining (3.4%)
Alamos Gold, Inc. Class A (Canada)	39,480	1,055,695
Cleveland-Cliffs, Inc.(NON)(S)	90,100	740,622
HudBay Minerals, Inc. (Canada)	114,067	865,769
Major Drilling Group International, Inc. (Canada)(NON)	139,200	775,778

		3,437,864
Mortgage real estate investment trusts (REITs) (4.1%)
AGNC Investment Corp.(R)(S)	46,800	448,344
Ladder Capital Corp.(R)	121,312	1,384,170
MFA Financial, Inc.(R)	95,500	979,830
Rithm Capital Corp.(R)	120,480	1,379,496

		4,191,840
Multi-utilities (1.6%)
Algonquin Power & Utilities Corp. (Canada)	155,300	798,242
Unitil Corp.	13,480	777,661

		1,575,903
Oil, gas, and consumable fuels (3.9%)
Antero Resources Corp.(NON)	15,900	642,996
Core Natural Resources, Inc.	14,000	1,079,400
Magnolia Oil & Gas Corp. Class A	19,985	504,821
Permian Resources Corp.	82,213	1,138,650
Teekay Tankers,. Ltd. Class A (Canada)	14,600	558,742

		3,924,609
Passenger airlines (1.1%)
SkyWest, Inc.(NON)	12,800	1,118,336

		1,118,336
Personal care products (1.0%)
Edgewell Personal Care Co.	33,200	1,036,172

		1,036,172
Pharmaceuticals (1.1%)
Perrigo Co. PLC	41,200	1,155,248

		1,155,248
Professional services (1.5%)
IBEX, Ltd.(NON)	61,890	1,507,022

		1,507,022
Residential REITs (1.0%)
UMH Properties, Inc.(R)	51,800	968,660

		968,660
Retail REITs (1.0%)
Brixmor Property Group, Inc.(R)	37,300	990,315

		990,315
Semiconductors and semiconductor equipment (0.9%)
Ichor Holdings, Ltd.(NON)	42,409	958,867

		958,867
Software (0.8%)
RingCentral, Inc. Class A(NON)	33,800	836,888

		836,888
Specialty retail (2.8%)
Camping World Holdings, Inc. Class A	70,175	1,134,028
Haverty Furniture Cos., Inc.	7,511	148,117
J. Jill, Inc.	49,207	961,013
Sally Beauty Holdings, Inc.(NON)	69,000	623,070

		2,866,228
Textiles, apparel, and luxury goods (1.3%)
Steven Madden, Ltd.	28,200	751,248
Unifi, Inc.(NON)	109,808	528,176

		1,279,424
Tobacco (0.9%)
Turning Point Brands, Inc.	15,411	916,030

		916,030
Trading companies and distributors (0.6%)
Herc Holdings, Inc.(S)	4,841	650,001

		650,001
Water utilities (1.1%)
SJW Group	20,800	1,137,552

		1,137,552

Total common stocks (cost $104,760,777)		$101,189,799

SHORT-TERM INVESTMENTS (4.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.56%(AFF)	4,043,090	$4,043,090

Total short-term investments (cost $4,043,090)		$4,043,090
TOTAL INVESTMENTS

Total investments (cost $108,803,867)		$105,232,889

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam VT Small Cap Value Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $101,417,327.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,405,130	$14,388,857	$14,750,897	$58,730	$4,043,090
	Putnam Short Term Investment Fund Class P‡	220,452	6,139,132	6,359,584	6,699	—

	Total Short-term investments	$4,625,582	$20,527,989	$21,110,481	$65,429	$4,043,090
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $4,043,090 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,936,707.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,010,811	$—	$—
Consumer discretionary	13,782,467	—	—
Consumer staples	2,856,238	—	—
Energy	5,023,495	—	—
Financials	33,378,943	—	—
Health care	9,661,531	—	—
Industrials	12,962,248	—	—
Information technology	7,696,193	—	—
Materials	5,440,572	—	—
Real estate	4,763,785	—	—
Utilities	4,613,516	—	—

Total common stocks	101,189,799	—	—
Short-term investments	—	4,043,090	—

Totals by level	$101,189,799	$4,043,090	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com